General Information	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General Information

1. General Information

The accompanying consolidated financial statements include the accounts of Diana Containerships Inc. (“DCI”) and its wholly-owned subsidiaries (collectively, the “Company”). Diana Containerships Inc. was incorporated on January 7, 2010 under the laws of the Republic of Marshall Islands for the purpose of engaging in any lawful act or activity under the Marshall Islands Business Corporations Act.

The Company is engaged in the seaborne transportation industry through the ownership and operation of containerships and is the sole owner of all outstanding shares of the following subsidiaries, each incorporated in the Marshall Islands:

  Likiep Shipping Company Inc. (“Likiep”), owner of the Marshall Islands flag, 3,426 TEU capacity container vessel, “Sagitta”, which was built and delivered on June 29, 2010.

  Orangina Inc. (“Orangina”), owner of the Marshall Islands flag, 3,426 TEU capacity container vessel, “Centaurus”, which was built and delivered on July 9, 2010.

  Lemongina Inc. (“Lemongina”), owner of the Marshall Islands flag, 4,729 TEU capacity container vessel, “Apl Garnet” (built in 1995), which was acquired on November 19, 2012 (Note 4).

  Ralik Shipping Company Inc. (“Ralik”), owner of the Marshall Islands flag, 4,206 TEU capacity container vessel, “Maersk Madrid” (built in 1989), which was acquired on June 14, 2011.

  Mili Shipping Company Inc. (“Mili”), owner of the Marshall Islands flag, 4,714 TEU capacity container vessel, “Maersk Malacca” (built in 1990), which was acquired on June 22, 2011.

  Ebon Shipping Company Inc. (“Ebon”), owner of the Marshall Islands flag, 4,714 TEU capacity container vessel, “Maersk Merlion” (built in 1990), which was acquired on June 17, 2011.

  Mejit Shipping Company Inc. (“Mejit”), owner of the Marshall Islands flag, 4,729 TEU capacity container vessel, “Apl Sardonyx” (built in 1995), which was acquired on February 17, 2012 (Note 4).

  Micronesia Shipping Company Inc. (“Micronesia”), owner of the Marshall Islands flag, 4,729 TEU capacity container vessel, “Apl Spinel” (built in 1996), which was acquired on March 1, 2012 (Note 4).

  Rongerik Shipping Company Inc. (“Rongerik”), owner of the Marshall Islands flag, 3,739 TEU capacity container vessel, “Cap San Marco” (built in 2001), which was acquired on February 6, 2012 (Note 4). In August 2012, the vessel was renamed to “Cap Domingo”.

  Utirik Shipping Company Inc. (“Utirik”), owner of the Marshall Islands flag, 3,739 TEU capacity container vessel, “Cap San Raphael” (built in 2002), which was acquired on February 6, 2012 (Note 4). In September 2012, the vessel was renamed to “Cap Doukato”.

  Unitized Ocean Transport Limited (“UOT”), which as at December 31, 2012, did not have any operations.

During 2012, 2011 and 2010, charterers that accounted for more than 10% of the Company's revenues were as follows:

Charterer	2012	2011	2010
A	46%	73%	51%
B	22%	-	-
C	22%	-	-
D	-	27%	41%